Other payables	12 Months Ended
Dec. 31, 2023
Other Payables
Other payables

Note	26 | Other payables

	Note	12.31.23	12.31.22
Non-current
Payment plan - CAMMESA	2.c	106,298	-
ENRE penalties and discounts (1)		51,875	54,335
Financial Lease Liability (2)		751	123
Total Non-current		158,924	54,458

Current
Payment plan - CAMMESA	2.c	14,926	-
ENRE penalties and discounts (1)		11,005	17,391
Related parties	34.c	1,234	828
Advances for works to be performed		13	40
Financial Lease Liability (2)		2,161	1,428
Other		1	5
Total Current		29,340	19,692

As of December 31, 2023, the fair value of the payment plan with CAMMESA, which is adjusted in accordance with the development of the MWh value (Note 2.c) amounts to $ 59,988. Such value has been determined on the basis of the MWh monomic price published by CAMMESA at the end of each period. The applicable fair value category is Level 2.

The value of the rest of the financial liabilities included in the Company’s other payables approximates their fair value.

(1)	The development of ENRE penalties and discounts is as follows:

	12.31.23	12.31.22
Balance at the beginning of the year	71,726	78,423
Increases	72,552	49,530
Decreases	(6,043)	(8,274)
Result from exposure to inflation for the year	(75,355)	(47,953)
Balance at the end of the year	62,880	71,726

(*)	As of December 31, 2023 and 2022, the balances of $ 51,390 and $ 53,519 relate to penalties payable to users as stipulated in Article 2 of the Agreement on the Regularization of Payment Obligations signed in May 2019.

(2)	The development of the Finance lease liability is as follows:

	12.31.23	12.31.22
Balance at beginning of the year	1,551	2,106
Increase	3,067	1,812
Payments	(6,461)	(3,647)
Exchange difference	4,901	1,510
Interest	908	791
Result from exposure to inlfation	(1,054)	(1,021)
Balance at end of the year	2,912	1,551

As of December 31, 2023 and 2022, future minimum payments with respect to finance leases are those detailed below:

	12.31.23	12.31.22
2023	-	1,868
2024	5,251	212
2025	1,430	47
2026	329	-
Total future minimum lease payments	7,010	2,127

The Company has entered into contracts with certain cable television companies granting them the right to use the network poles. As of December 31, 2023 and 2022, future minimum collections with respect to operating assignments of use are those detailed below:

	12.31.23	12.31.22
2023	-	3,036
2024	956	93
2025	952	93
2026	931	78
2027	-	-
Total future minimum lease collections	2,839	3,300